Warrants (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants
Warrants, description	Company extended the maturity dates of 1,000,000 warrants from December 31, 2024 to December 31, 2026.	Company extended the maturity dates of 1,000,000 warrants from December 31, 2024 to December 31, 2026.